Note 33 - Employee Benefits - Plan Asset Allocation (Detail) - Plan Asset Allocation [Domain Member] - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 710	€ 1,385
Equity instruments	[1]	1,514	1,928
Investment-grade bonds
Government	[2]	2,912	5,085
Non-government bonds	[2]	5,900	7,995
Non-investment-grade bonds
Government		95	140
Non-government bonds		480	653
Structured products		180	1,049
Insurance		1,202	1,267
Alternatives
Real estate		795	626
Commodities		46	30
Private equity		2	2
Other	[3]	1,059	96
Derivatives (Market Value) [Abstract]
Interest rate		1,543	571
Credit		99	5
Inflation		(1)	(48)
Foreign exchange		54	7
Other		315	107
Total fair value of plan assets		16,077	20,888
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		34	930
Equity instruments	[1]	1,046	1,220
Investment-grade bonds
Government	[2]	1,860	2,524
Non-government bonds	[2]	3,898	5,386
Non-investment-grade bonds
Government		89	137
Non-government bonds		282	423
Structured products		45	839
Insurance		0	1
Alternatives
Real estate		690	528
Commodities		41	25
Private equity		0	0
Other	[3]	1,008	46
Derivatives (Market Value) [Abstract]
Interest rate		1,294	518
Credit		6	65
Inflation		0	0
Foreign exchange		55	1
Other		3	1
Total fair value of plan assets		10,351	12,642
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		551	321
Equity instruments	[1]	174	348
Investment-grade bonds
Government	[2]	537	1,918
Non-government bonds	[2]	1,302	1,894
Non-investment-grade bonds
Government		1	1
Non-government bonds		168	142
Structured products		47	124
Insurance		1,193	1,256
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value) [Abstract]
Interest rate		229	42
Credit		(112)	87
Inflation		(14)	(62)
Foreign exchange		5	4
Other		303	118
Total fair value of plan assets		3,768	6,019
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		56	56
Equity instruments	[1]	108	151
Investment-grade bonds
Government	[2]	346	436
Non-government bonds	[2]	385	379
Non-investment-grade bonds
Government		2	1
Non-government bonds		13	33
Structured products		81	79
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value) [Abstract]
Interest rate		13	9
Credit		7	16
Inflation		0	0
Foreign exchange		0	0
Other		(15)	(12)
Total fair value of plan assets		996	1,148
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		69	78
Equity instruments	[1]	186	209
Investment-grade bonds
Government	[2]	169	207
Non-government bonds	[2]	315	336
Non-investment-grade bonds
Government		3	1
Non-government bonds		17	55
Structured products		7	7
Insurance		9	10
Alternatives
Real estate		105	98
Commodities		5	5
Private equity		2	2
Other	[3]	51	50
Derivatives (Market Value) [Abstract]
Interest rate		7	2
Credit		0	1
Inflation		13	14
Foreign exchange		4	4
Other		0	0
Total fair value of plan assets		€ 962	€ 1,079

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.
[3]	This position contains commingled funds which could not be segregated into the other asset categories.